Leases (Tables)	12 Months Ended
Dec. 31, 2022
Presentation of leases for lessee [abstract]
Summary of information about leases in income statement
The amounts recognised in the income statement are as follows:

All figures in £ millions	Note	2022	2021	2020

Interest on lease liabilities		(25)	(27)	(41)

Expenses relating to short-term leases		–	–	(1)

Depreciation of right-of-use assets	10	(46)	(49)	(68)

Impairment of right-of-use assets	10	(34)	(119)	(4)

Summary of maturities of operating lease payments
Lease liabilities are included within financial liabilities – borrowings in the balance sheet, see note 18. The maturities of the Group’s lease liabilities are as follows:

All figures in £ millions	2022	2021

Less than one year	94	92

One to five years	320	318

More than five years	332	394

Total undiscounted lease liabilities	746	804

Lease liabilities included in the balance sheet	605	633

Analysed as:

Current	71	68

Non-current	534	565

Summary of information about leases in cash flow statement	The amounts recognised in the cash flow statement are as follows:

All figures in £ millions	2022	2021	2020

Total cash outflow for leases as a lessee	118	115	133

Summary of information about leases of lessor in income statement
The amounts recognised in the income statement are as follows:

All figures in £ millions	2022	2021	2020
Interest on lease receivables	5	6	9

Income from subleasing right-of-use assets (within other income)	4	2	7

Summary of information about leases of lessor in cash flow statement	The amounts recognised in the cash flow statement are as follows:

All figures in £ millions	2022	2021	2020

Total cash inflow for leases as a lessor	23	27	50

Summary of detailed information about undiscounted lease payments to be received after the reporting date
The following table sets out the maturity analysis of lease payments receivable for subleases classified as operating leases, showing the undiscounted lease payments to be received after the reporting date, and subleases classified as finance leases showing the undiscounted lease payments to be received after the reporting date and the net investment in the finance lease receivable. During the year, the investment in finance lease receivable increased by £6m (2021: decreased £15m), primarily due to new finance subleases entered into in excess of payments received.

All figures in £ millions	Operating leases	Finance leases	2022 Total	2021 Total	2020 Total

Less than one year	3	21	24	21	24

One to two years	5	23	28	18	24

Two to three years	5	23	28	20	18

Three to four years	5	23	28	21	18

Four to five years	5	24	29	20	18

More than five years	21	23	44	41	56

Total undiscounted lease payments receivable	44	137	181	141	158

Unearned finance income		(16)

Net investment in finance lease receivable		121